NON-WHOLLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
NON-WHOLLY-OWNED SUBSIDIARIES	NON-WHOLLY-OWNED SUBSIDIARIES
    The following tables present the gross assets and liabilities as at December 31, 2021 and 2020 as well as gross amounts of revenues, net income (loss), other comprehensive income and distributions for the years ended December 31, 2021, 2020 and 2019 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,113	$12,741	$4,413	$7,093	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	2,328	8,092	2,561	7,248	4,399	(281)	(120)	(161)	(249)	355
Industrials	5,178	17,721	3,009	16,232	10,652	3	(360)	144	(324)	2,746
Total	$11,619	$38,554	$9,983	$30,573	$33,635	$181	$(63)	$333	$(1,223)	$7,070

	Year ended December 31, 2019
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$23,773	$200	$35	$111	$(368)	$3,166
Infrastructure services	4,559	(446)	(138)	(281)	(370)	833
Industrials	9,644	660	(104)	502	(936)	2,968
Total	$37,976	$414	$(207)	$332	$(1,674)	$6,967
    The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position:

(US$ MILLIONS)	2021	2020
Non-controlling interests related to material non-wholly-owned subsidiaries
Business services	$3,257	$3,969
Infrastructure services	1,296	355
Industrials	3,513	2,746
Total non-controlling interests in material non-wholly -owned subsidiaries	$8,066	$7,070
Total individually immaterial non-controlling interests balance	656	775
Total non-controlling interests	$8,722	$7,845